Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The intangible assets, net consisted of the following:

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Insurance agency license (1)	12,336	45,150
Insurance adjusting license	3,067	3,067
Insurance brokerage license	2,647	2,647
Software and system	5,436	5,695
Domain name	580	580

Total	24,066	57,139
Less: Accumulated amortization (2)	(2,440)	(3,641)

Intangible assets, net	21,626	53,498

(1)
During the year ended December 31, 2022, the Group’s disposal of a subsidiary resulted in a decrease of RMB4,519 in insurance agency license, and the Group’s acquisition of a subsidiary resulted in an increase of RMB37,333 in insurance agency license.

The addition of insurance agency license was derived from the acquisition of Shenzhen Detong. During the year ended December 31, 2022, the Company completed the acquisition of Shenzhen Detong. Since substantially all the fair value of the assets acquired from acquiree company was concentrated in a single asset, the acquiree company did not meet the criteria of a business and the transaction was accounted for as an asset acquisition.

(2)	Amortization expenses for the years ended December 31, 2020, 2021 and 2022 were RMB424, RMB950 and RMB1,201, respectively.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The amortization of the coming 5 years is:

As of
December 31, 2022
RMB
2023	984
2024	694
2025	431
2026	130
2027	72